Expense Example	Dec. 30, 2025 USD ($)
TCW Senior Loan ETF | TCW Senior Loan ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	838
TCW Corporate Bond ETF | TCW Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	198
Expense Example, with Redemption, 10 Years	$ 451